CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	€ 167,793	€ 281,040
Restricted cash - current	1,692	1,692
Research and development incentive receivables - current	301	301
Financial assets - current	776,490	283,529
Prepaid expenses	8,326	2,995
Trade and other receivables	5,277	2,886
Total current assets	959,879	572,443
Noncurrent assets
Restricted cash - non-current	356	251
Research and development incentive receivables - non-current	6,047	4,883
Financial assets - non-current	1,499	1
Property, plant and equipment	5,887	824
Intangible assets	35,474	56
Total non-current assets	49,263	6,015
TOTAL ASSETS	1,009,142	578,458
Equity
Share capital	3,810	3,597
Share premium	828,162	673,454
Accumulated losses	(214,724)	(169,603)
Other reserves	48,146	30,947
Total equity	665,394	538,395
Non-current liabilities	241,360	7
Provisions for employee benefits	7	7
Non-current lease liabilities	3,686
Deferred revenue - non-current	237,667
Current liabilities	102,388	40,056
Current lease liabilities	1,078
Trade and other payables	55,068	37,072
Tax liabilities	378	823
Deferred revenue - current	45,864	2,161
Total liabilities	343,748	40,063
TOTAL EQUITY AND LIABILITIES	€ 1,009,142	€ 578,458